Voya Solution Conservative Portfolio Expense Example - Voya Solution Conservative Portfolio	Dec. 31, 2025 USD ($)
Class ADV
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 118
Expense Example, with Redemption, 3 Years	422
Expense Example, with Redemption, 5 Years	747
Expense Example, with Redemption, 10 Years	1,669
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	67
Expense Example, with Redemption, 3 Years	265
Expense Example, with Redemption, 5 Years	479
Expense Example, with Redemption, 10 Years	1,097
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	67
Expense Example, with Redemption, 3 Years	213
Expense Example, with Redemption, 5 Years	372
Expense Example, with Redemption, 10 Years	834
Class S
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	93
Expense Example, with Redemption, 3 Years	344
Expense Example, with Redemption, 5 Years	614
Expense Example, with Redemption, 10 Years	1,387
Class S2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	108
Expense Example, with Redemption, 3 Years	391
Expense Example, with Redemption, 5 Years	694
Expense Example, with Redemption, 10 Years	$ 1,557